Common shares - Narrative (Details)						1 Months Ended									3 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Jul. 01, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jan. 18, 2019 shares	Dec. 31, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares $ / shares	Oct. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Jul. 31, 2018 USD ($)	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Jun. 30, 2020 shares	Nov. 30, 2019 USD ($) $ / shares	Jul. 30, 2019 $ / shares shares	Feb. 28, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares	May 31, 2018 USD ($)	Feb. 28, 2018 $ / shares shares	Oct. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2013 shares
Disclosure of classes of share capital [line items]
Authorized amount of market share issuance program																				$ 100,000,000
Par value per common share market share issuance program | $ / shares																				$ 0.01
Issuance of shares																$ 2,601,000	$ 50,000,000	$ 337,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.01										$ 0.01
Shares issued as consideration for the Trafigura Transaction																	$ 132,614,000
Net proceeds from follow on offerings (in shares) | shares																137,067
Average price per share - ATM Program | $ / shares						$ 18.79										$ 18.79
Proceeds from issue of ordinary shares																$ 2,600,000
Remaining amount of authorized amount of market share issuance program						$ 97,400,000										97,400,000
Reverse stock split - impact of fractional shares and change in total par value (in shares) | shares					10
Range of vesting period for restricted stock grants																	5 years	5 years
Repurchase / repayment of Convertible Notes																$ (46,737,000)	$ (145,000,000)	$ 0
Convertible Senior Notes Due 2022 [Member]
Disclosure of classes of share capital [line items]
Average price per note							$ 894.12								$ 894.12
Repurchase / repayment of Convertible Notes															46,700,000
Aggregate principal amount notes issued							47,700,000					$ 15,000,000.0			47,700,000									$ 188,500,000
Gain (loss) on repurchase of Convertible Notes															1,000,000.0
Convertible Senior Notes Due 2019 [Member]
Disclosure of classes of share capital [line items]
Repurchase / repayment of Convertible Notes			$ 142,700,000									142,700,000
Aggregate principal amount notes issued							$ 52,300,000					$ 15,000,000.0			$ 52,300,000									$ 188,500,000				$ 360,000,000.0	$ 360,000,000.0
Minimum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants																1 year	1 year	1 year
Maximum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants																5 years
Vessel delivered | Trafigura transaction [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares) | shares	3,981,619
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 115,500,000
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares) | shares																														500,000
Maximum years grants are exercisable																10 years
Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares																925,080	510,420
Weighted average grant date fair value, granted (in USD per share)																$ 24.16	$ 26.57
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares) | shares						276,369										276,369
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares		230,170		112,750			220,500	469,680	1,103,248		198,141		500,245
Weighted average grant date fair value, granted (in USD per share)							$ 11.15	$ 36.73
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares						90,000			60,000		12,000		12,000			60,000
Weighted average grant date fair value, granted (in USD per share)																$ 33.90
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | First vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage									33.00%		33.00%		33.00%	33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Second vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage									33.00%		33.00%		33.00%	33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Third vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage									33.00%		33.00%		33.00%	33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees and Directors [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share)		$ 26.23		$ 24.93					$ 19.55		$ 19.75		$ 22.15
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares				107,500			141,900
Weighted average grant date fair value, granted (in USD per share)						$ 3,000	$ 11.15
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | First vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage									33.00%		33.00%			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Second vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage									33.00%		33.00%			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Third vesting period [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage									33.00%		33.00%			33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees, Directors and SSH Employees [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share)																$ 11.36
Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares) | shares						58,093,147										58,093,147	58,202,400
Common stock, par value (in dollars per share) | $ / shares						$ 0.01			$ 0.01							$ 0.01		$ 0.01
Common stock, shares authorized (in shares) | shares						150,000,000										150,000,000	150,000,000
Common stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares) | shares						367,603			1,383,248							367,603	529,624	1,383,248	362,766		134,893	86,977	210,140		512,244	950,180	1,286,971
Common stock, par value (in dollars per share) | $ / shares									$ 0.01								$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares) | shares																315,950	221,900	114,400
NPTI [Member]
Disclosure of classes of share capital [line items]
Price per share (in USD per share) | $ / shares									$ 40.20									$ 40.20
Public Offering [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares) | shares										18,200,000
Price per share (in USD per share) | $ / shares										$ 18.50
Issuance of shares										$ 319,600,000
Public Offering [Member] | Other related parties [member] | Scorpio Bulkers Inc. [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares) | shares										5,400,000
Public Offering [Member] | Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares) | shares										540,000